Net Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 127,686	$ 95,588
Less: allowance for doubtful accounts	10,379	5,624	658
Accounts receivable, net	$ 117,307	$ 89,964